Unaudited Condensed Financial Information Of The Parent Company (Details) - Schedule of Statements of Comprehensive Loss - Parent Company [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ (4,304,035)
Interest expenses	(58,861)
Loss from operations	(4,362,896)
Loss of subsidiaries, VIE and VIE’s subsidiaries	(24,592,787)
Income tax expense
Net loss	(28,955,683)
Other comprehensive loss:
Foreign currency translation income, net of nil income taxes	420,843
Total comprehensive loss	$ (28,534,840)